Weighted Average Number of Shares Diluted (Details) - shares shares in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Weighted average number of shares (basic) (in shares)	123.5	126.7	129.1
Dilutive effect of outstanding awards under SBC plans (in shares)	0.1	0.0	0.0
Weighted average number of shares (diluted) (in shares)	123.6	126.7	129.1
Stock-based awards excluded from diluted weighted average per share calculation (in shares)	0.4	0.3	0.3